Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Current
Cash	$ 6,059	$ 1,308
ATM Offering proceeds receivable	213	0
Amounts receivable	263	218
Prepaid expenses	71	385
Total current assets	6,606	1,911
Performance bonds and other assets	170	108
Mineral Properties and Exploration Assets	43,953	34,939
Property, plant and equipment	470	457
Total assets	51,199	37,415
Current
Accounts payable and other liabilities	2,463	1,412
Loan payable	9,088	0
Convertible notes	18,716	0
Bank advisory fees payable	0	2,890
Total current liabilities	30,267	4,302
Loan payable	0	19,337
Convertible Notes	0	17,212
Asset Retirement Obligation	106	0
Share based liabilities	1,223	509
Lease liability	130	198
Total liabilities	31,726	41,558
SHAREHOLDERS' EQUITY
Share capital	890,783	861,890
Contributed surplus	30,102	28,278
Accumulated other comprehensive loss	(159,226)	(164,124)
Deficit	(759,771)	(746,313)
Total shareholders' equity (deficit) attributable to shareholders of Platinum Group Metals Ltd.	1,888	(20,269)
Non-controlling interest	17,585	16,126
Total shareholders' equity (deficit)	19,473	(4,143)
Total liabilities and shareholders' equity	$ 51,199	$ 37,415